Investments in associates and joint ventures (Details) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Significant judgments key assumptions and estimates
Beginning of the year	$ 191,823	$ 205,533
Share capital increase and contributions (Note 32)	35	0
Sale of interest in associates and joint ventures	(3,737)	(36,522)
Share of profit/ (loss)	26,890	45,943
Other comprehensive income/ (loss)	(478)	917
Dividends (Note 32)	(27,357)	(24,048)
Transfers to/from financial assets (ii)	349	0
Decrease of interest (iii)	(148)	0
End of the year (ii)	$ 187,377	$ 191,823